Supplemental Cash Flow Information - Changes in Non-Cash Working Capital (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Statement of cash flows, additional disclosures [Abstract]
Accounts receivable	$ 5,528	$ 18,335
Biological assets	(52,447)	(78,000)
Inventory	49,028	99,068
Prepaid and other current assets	(16,373)	2,675
Accounts payable and accrued liabilities	(8,064)	6,765
Income taxes payable	98	331
Deferred revenue	(1,612)	(319)
Provisions	(1,282)	2,213
Other current liabilities	8	1,584
Changes in operating assets and liabilities	$ (25,116)	$ 52,652